Income Taxes (Accounting for Uncertainty in Income Taxes) (Details) - Predecessor - USD ($) $ in Millions	1 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2016	Jul. 31, 2016	Jun. 30, 2015	Oct. 02, 2016	Dec. 31, 2015
Income Tax Examination [Line Items]
Decrease in unrecognized tax benefits resulting from settlements with taxing authorities				$ 35	$ 18
Income tax expense (benefit)				$ (1,267)	(879)
Unrecognized tax benefits, interest on income taxes accrued					$ 4
Texas Comptroller Of Public Accounts [Member]
Income Tax Examination [Line Items]
Tax payment related to settlement with taxing authority, net	$ 12
Decrease in unrecognized tax benefits resulting from settlements with taxing authorities	$ 27
Internal Revenue Service (IRS) [Member] | Tax Years 2010 through 2013 [Member]
Income Tax Examination [Line Items]
Decrease in unrecognized tax benefits resulting from settlements with taxing authorities		$ 1
Income tax payments assessed but not paid		$ 15
Internal Revenue Service (IRS) [Member] | Tax Years 2008 and 2009 [Member]
Income Tax Examination [Line Items]
Decrease in unrecognized tax benefits resulting from settlements with taxing authorities			$ 22
Income tax examination reclassification to accumulated deferred Income tax liability			2
Income tax expense (benefit)			2
Income tax payments assessed but not paid			15
Internal Revenue Service (IRS) [Member] | Tax Years 2008 and 2009 [Member] | Texas Competitive Electric Holdings Company LLC [Member] | EFH Corp. [Member]
Income Tax Examination [Line Items]
Increase (decrease) in income taxes payable to related party			$ 18